Subsequent events (Details Narrative)						1 Months Ended	12 Months Ended
	Mar. 09, 2022 USD ($) $ / shares shares	Mar. 03, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares	Jan. 07, 2022 USD ($)	Oct. 09, 2020 $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									9.00%		9.00%
Share price | (per share)							$ 0.32			$ 0.40		$ 0.42	$ 0.56
Operating Lease, Payments							$ 129,191	$ 13,504	$ 123,098
Stock Issued During Period, Shares, New Issues | shares					5,572,980
Shares Issued, Price Per Share | (per share)					$ 0.49				$ 0.26		$ 0.35	$ 0.04	$ 0.05
Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross						$ 2,000,000
Business Combination, Consideration Transferred				$ 7,700,000
Operating Lease, Payments				300,000
Deposits				2,000,000
Payments to Acquire Mining Assets		$ 200,000		5,400,000
Liability assumed				19,000,000
Settlement payment				$ 2,900,000
Description for package comprises of property			The package comprises substantially all processing equipment of value located at the site, including complete crushing, grinding and flotation circuits.
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share price | $ / shares	$ 0.37
Closing date	36 months
Share issue percentage	15.00%
Cash commission received percentage	0.060
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement	$ 15,000,000
Stock Issued During Period, Shares, New Issues | shares	50,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.30
Subsequent Event [Member] | Teck Resources Limited [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross			$ 3,000,000
Cash Acquired from Acquisition			2,750,000
[custom:NonrefundableDeposit]			500,000
Royalty [Member]
Subsequent Event [Line Items]
Royalty percentage							1.85%	1.85%
Royalty Convertible Debenture [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 8,000,000
Debt Instrument, Interest Rate, Stated Percentage							9.00%
Placer Mining Corp [Member]
Subsequent Event [Line Items]
Debt Instrument, Periodic Payment							$ 60,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 5,000,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 5,000,000			$ 5,000,000
Debt Instrument, Interest Rate, Stated Percentage			7.50%			7.50%
Payments to Acquire Businesses, Gross						$ 6,000,000
Share price | $ / shares			$ 0.30			$ 0.30
Convertible Debt [Member] | Royalty [Member]
Subsequent Event [Line Items]
Royalty percentage							1.85%	1.85%
Convertible Debt [Member] | Placer Mining Corp [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 8,000,000
Debt Instrument, Periodic Payment							$ 2,000,000